UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1.   Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

January 31, 2012 (unaudited)

Shares		Value $

	COMMON STOCK —89.2%
	Auto & Transportation — 1.9%
8,000	BorgWarner (1)	597,040
23,900	Kansas City Southern (1)	1,640,496
33,300	Ryder System	1,874,124
		4,111,660
	Consumer Discretionary — 15.7%
42,000	Asbury Automotive Group (1)	962,220
18,700	Autoliv	1,179,783
61,300	Bally Technologies (1)	2,588,086
83,500	Big Lots (1)	3,297,415
45,800	Children’s Place (1)	2,284,962
18,100	DeVry	683,456
23,000	Dick’s Sporting Goods	947,830
20,200	Harman International Industries	852,440
13,900	Home Inns & Hotels Management ADR (1)	409,911
51,200	Interpublic Group of Cos.	528,896
34,200	Lamar Advertising Class A (1)	978,462
18,324	Liberty Media - Liberty Capital	1,510,081
23,500	Men’s Wearhouse	810,515
101,500	Monster Worldwide (1)	730,800
63,900	Rent-A-Center	2,161,098
113,800	Republic Services	3,332,064
58,900	Ross Stores	2,993,298
31,200	Snap-on	1,763,112
92,200	VeriSign	3,416,932
74,100	Waste Connections	2,394,171
		33,825,532
	Consumer Staples — 0.8%
21,800	McCormick	1,101,772
60,300	Viterra	649,079
200	WD-40	8,748
		1,759,599
	Financial Services — 15.1%
22,700	Bank of Hawaii	1,037,844
28,300	CIT Group (1)	1,079,362
100,900	Comerica	2,791,903
35,400	Cullen/Frost Bankers	1,970,718
30,600	Digital Realty Trust REIT	2,168,316
71,900	HCC Insurance Holdings	1,995,944
13,300	Health Care REIT	760,893
27,300	Invesco Mortgage Capital REIT	428,064
69,900	KKR	977,202
50,600	Lazard LP Class A	1,453,232
31,900	MSCI Class A (1)	1,039,302
56,200	PartnerRe	3,676,604
159,000	People’s United Financial	1,960,470
51,600	Reinsurance Group of America	2,811,684
55,000	Tanger Factory Outlet Centers REIT	1,622,500
43,700	UMB Financial	1,685,946
68,700	Willis Group Holdings	2,670,369
73,000	WR Berkley	2,501,710
		32,632,063
	Healthcare — 10.3%
50,100	Brookdale Senior Living (1)	881,760
80,700	CareFusion (1)	1,932,765
28,200	Centene (1)	1,274,640
22,700	DaVita (1)	1,857,087
76,700	DENTSPLY International	2,894,658
21,300	Henry Schein (1)	1,509,957
47,800	Human Genome Sciences (1)	470,352
55,700	Life Technologies (1)	2,697,551
27,400	LifePoint Hospitals (1)	1,101,206
29,000	Lincare Holdings	745,010
37,600	Masimo (1)	804,640
9,100	Onyx Pharmaceuticals (1)	372,554
27,100	Salix Pharmaceuticals (1)	1,306,220
17,000	Sirona Dental Systems (1)	821,950
53,700	Universal Health Services Class B	2,217,273
33,000	West Pharmaceutical Services	1,335,840
		22,223,463
	Materials & Processing — 10.1%
50,100	Airgas	3,954,393
51,500	Cabot	1,864,300
118,700	Crown Holdings (1)	4,281,509
45,400	Reliance Steel & Aluminum	2,415,280
33,200	Rock-Tenn Class A	2,053,752
16,000	Royal Gold	1,218,240
91,000	Silgan Holdings	3,781,960
125,370	Yamana Gold	2,165,140
		21,734,574
	Other Energy — 4.0%
25,100	Cimarex Energy	1,465,338
12,500	Concho Resources (1)	1,333,250
29,600	Dresser-Rand Group (1)	1,516,408
9,243	Oil States International (1)	736,575
37,600	SM Energy	2,729,008
25,000	Swift Energy (1)	828,750
		8,609,329
	Producer Durables — 8.4%
9,200	Alaska Air Group (1)	700,396
17,599	AMETEK	827,153
43,700	Applied Industrial Technologies	1,685,946
25,900	Dover	1,642,319
54,650	IDEX	2,214,418
20,500	Itron (1)	795,195
22,300	Kennametal	961,353

Shares		Value $

18,500	Manpower	742,035
18,400	MAXIMUS	828,552
70,200	Quanta Services (1)	1,516,320
29,200	Regal-Beloit	1,657,684
52,500	Spirit Airlines (1)	881,475
96,200	Steelcase Class A	837,902
14,600	Towers Watson	873,080
49,700	Verisk Analytics Class A (1)	1,991,479
		18,155,307
	Technology — 15.0%
25,100	AboveNet (1)	1,667,895
134,700	Amdocs (1)	3,965,568
66,600	Arrow Electronics (1)	2,749,914
155,700	Atmel (1)	1,511,847
16,400	Autodesk (1)	590,400
25,800	Avnet (1)	899,646
32,000	Gartner (1)	1,213,120
270,900	Integrated Device Technology (1)	1,717,506
68,900	Molex	1,821,716
43,500	Netlogic Microsystems (1)	2,166,300
114,700	Parametric Technology (1)	2,886,999
191,200	PMC - Sierra (1)	1,242,800
57,900	QLogic (1)	1,002,828
31,254	Rovi (1)	1,002,941
52,700	SBA Communications Class A (1)	2,409,444
60,900	Skyworks Solutions (1)	1,314,222
39,300	SuccessFactors (1)	1,564,140
86,100	Synopsys (1)	2,512,398
		32,239,684
	Telecommunication Services — 0.5%
55,500	NII Holdings (1)	1,116,105

	Utilities — 7.4%
72,900	Cleco	2,898,504
85,100	Energen	4,099,267
62,600	MetroPCS Communications (1)	553,384
15,300	NeuStar Class A (1)	558,603
15,500	Northeast Utilities	538,625
42,800	Portland General Electric	1,067,432
207,600	Questar	4,002,528
51,200	Southern Union	2,220,544
		15,938,887
	TOTAL COMMON STOCK (Cost $175,738,155)	192,346,203

	SHORT-TERM INVESTMENT (2) — 9.1%
19,618,172	JPMorgan Prime Money Market Fund, 0.120% (Cost $19,618,172)	19,618,172
	TOTAL INVESTMENTS — 98.3% (Cost $195,356,327)*	211,964,375
	OTHER ASSETS LESS LIABILITIES — 1.7%	3,748,048
	NET ASSETS — 100%	$215,712,423

(1)	Denotes non-income producing security.
(2)	The rate shown represents the 7-day current yield as of January 31, 2012.

ADR — American Depositary Receipt

LP — Limited Partnership

REIT — Real Estate Investment Trust

* At January 31, 2012, the tax basis cost of the Fund’s investments was $195,356,327, and the unrealized appreciation and depreciation were $19,589,827 and $(2,981,779), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

January 31, 2012 (unaudited)

Shares		Value $

	COMMON STOCK — 86.7%
	Australia — 0.1%
282,357	Centamin Egypt (1)	418,633

	Brazil — 6.6%
172,400	BR Malls Participacoes	1,882,648
131,000	BR Properties	1,429,050
47,116	BRF - Brasil Foods ADR	943,733
435,856	Cia de Concessoes Rodoviarias	3,034,993
21,216	Cia Hering	510,263
192,900	Gerdau ADR	1,832,550
83,400	Iochpe-Maxion	1,408,864
77,800	Lojas Renner	2,628,529
419,600	PDG Realty Empreendimentos e Participacoes	1,701,179
105,878	Petroleo Brasileiro ADR	3,234,573
49,900	Ultrapar Participacoes ADR	993,010
179,800	Vale ADR	4,548,940
		24,148,332
	Cayman Islands — 0.2%
244,000	Tingyi Cayman Islands Holding	712,641

	China — 12.6%
696,500	Anhui Conch Cement Class H	2,353,071
18,300	Baidu ADR (1)	2,333,616
10,414,320	China Construction Bank Class H	8,339,406
947,600	China Pacific Insurance Group Class H	3,152,517
4,358,000	China Petroleum & Chemical Class H	5,293,595
657,000	China Shenhua Energy Class H	2,888,899
2,048,000	Dongfeng Motor Group Class H	3,829,222
11,465,565	Industrial & Commercial Bank of China Class H	8,028,010
1,172,000	Parkson Retail Group	1,400,941
223,300	Tencent Holdings	5,462,213
487,000	Weichai Power Class H	2,609,231
		45,690,721
	Colombia — 0.4%
31,500	Ecopetrol ADR	1,608,705

	Egypt — 0.8%
231,777	Commercial International Bank	907,723
314,883	Egyptian Financial Group-Hermes Holding (1)	619,733
32,400	Orascom Construction Industries GDR	1,344,600
		2,872,056
	Hong Kong — 8.6%
500	Beijing Enterprises Holdings	2,901
964,000	Belle International Holdings	1,566,247
331,000	China Mengniu Dairy	885,643
1,160,500	China Mobile	11,866,726
1,884,000	China Overseas Land & Investment	3,512,868
1,976,000	China Resources Power Holdings	3,857,673
3,795,000	CNOOC	7,800,325
130,000	Dah Chong Hong Holdings	165,117
2,128,000	Lenovo Group	1,704,025
		31,361,525
	Hungary — 0.1%
99,312	Magyar Telekom Telecommunications	236,379

	India — 3.6%
104,037	Dr Reddy’s Laboratories ADR	3,552,863
142,000	HDFC Bank ADR	4,406,260
37,928	ICICI Bank ADR	1,373,373
40,200	Infosys Limited ADR	2,210,598
60,118	Mahindra & Mahindra GDR	819,246
26,900	Reliance Industries GDR (2)	890,390
		13,252,730
	Indonesia — 2.7%
312,000	Astra International	2,741,292
4,394,000	Bank Mandiri	3,278,374
795,000	Indofood Sukses Makmur	424,944
3,877,000	Perusahaan Perkebunan London Sumatra Indonesia	1,046,963
1,798,500	Semen Gresik Persero	2,263,146
		9,754,719
	Malaysia — 3.1%
1,828,300	Axiata Group	2,808,606
52,900	CIMB Group Holdings	120,243
820,900	Genting	3,002,766
607,700	Public Bank	2,706,664
926,500	Sime Darby	2,785,595
		11,423,874
	Mexico — 2.2%
93,700	America Movil, Series L ADR	2,174,777
305,342	Grupo Bimbo, Series A	679,527
127,700	Grupo Financiero Banorte	509,585
450,856	Grupo Mexico, Series B	1,435,501
1,043,258	Wal-Mart de Mexico	3,222,403
		8,021,793
	Peru — 0.7%
27,700	Cia de Minas Buenaventura ADR	1,188,330

Shares		Value $

10,797	Credicorp	1,227,187
		2,415,517
	Philippines — 0.7%
2,017,600	Ayala Land	831,137
3,761,000	Metro Pacific Investments	307,056
102,600	SM Investments	1,486,228
		2,624,421
	Poland — 0.3%
264,916	Cyfrowy Polsat	1,082,866
3,552	Telekomunikacja Polska	19,058
		1,101,924
	Qatar — 0.6%
60,706	Industries Qatar	2,177,480

	Russia — 8.1%
909,916	Gazprom ADR	10,964,488
71,592	Globaltrans Investment GDR	1,086,767
115,379	LUKOIL ADR	6,731,211
45,006	MMC Norilsk Nickel ADR	864,565
149,900	Mobile Telesystems ADR	2,512,324
18,850	NovaTek GDR	2,539,095
72,220	Polymetal International (1)	1,293,788
176,850	Rosneft Oil GDR	1,303,384
53,951	Sberbank Savings Bank of the Russian Federation ADR	647,412
54,835	Sistema GDR	1,063,799
14,260	X5 Retail Group GDR (1)	314,005
		29,320,838
	South Africa — 3.7%
49,996	AngloGold Ashanti	2,297,828
423,297	FirstRand	1,222,023
58,085	Foschini Group	807,870
23,829	Impala Platinum Holdings	523,768
62,806	Imperial Holdings	1,114,589
59,792	Mr Price Group	660,222
53,195	Naspers Class N	2,668,092
55,853	Sasol	2,853,036
116,494	Vodacom Group	1,436,955
		13,584,383
	South Korea — 17.0%
123,090	Cheil Worldwide	1,906,843
7,833	Daum Communications (1)	919,847
123,340	DGB Financial Group	1,641,678
6,734	E-Mart	1,627,743
29,575	GS Engineering & Construction	2,625,203
36,970	Hynix Semiconductor (1)	883,765
6,890	Hyundai Heavy Industries	1,910,822
10,085	Hyundai Mobis (1)	2,487,131
43,501	Hyundai Motor	8,559,225
18,340	Hyundai Steel (1)	1,771,626
23,800	KB Financial Group	902,671
17,558	LG Chem	5,846,414
9,560	LG Household & Health Care	4,068,447
19,689	Samsung Electronics	19,405,025
6,916	Samsung Fire & Marine Insurance	1,339,236
48,495	Shinhan Financial Group	1,932,115
6,599	Shinsegae	1,621,549
15,778	SK Innovation	2,388,052
		61,837,392
	Taiwan — 7.2%
202,011	Asustek Computer	1,598,815
4,034,493	Chinatrust Financial Holding	2,606,332
1,474,340	Hon Hai Precision Industry	4,752,236
78,000	Largan Precision	1,677,873
302,000	Nan Ya Plastics	638,402
1,789,337	Taiwan Cement	2,233,192
792,700	Taiwan Mobile	2,399,603
3,127,139	Taiwan Semiconductor Manufacturing	8,302,794
1,294,770	WPG Holdings	1,810,821
		26,020,068
	Thailand — 5.6%
849,700	Bangkok Bank	4,576,999
1,967,900	CP ALL	3,724,431
719,131	Kasikornbank	3,082,655
344,969	Kasikornbank NVDR	1,439,696
518,200	PTT	5,700,032
896,800	Thai Oil	1,864,102
		20,387,915
	Turkey — 1.8%
264,959	TAV Havalimanlari Holding (1)	1,193,173
366,004	Turk Telekomunikasyon	1,635,841
61,366	Turkcell Iletisim Hizmetleri	315,034
453,900	Turkiye Garanti Bankasi	1,640,325
251,616	Turkiye Halk Bankasi	1,657,139
		6,441,512
	TOTAL COMMON STOCK (Cost $297,207,502)	315,413,558

Shares		Value $

	PREFERRED STOCK — 8.8%
	Brazil — 8.8%
349,038	Banco Bradesco ADR	6,240,799
99,320	Cia de Bebidas das Americas ADR	3,614,255
145,777	Cia Energetica de Minas Gerais ADR	2,950,527
348,770	Itau Unibanco Holding ADR	6,961,449
162,039	Petroleo Brasileiro ADR	4,525,749
72,502	Telefonica Brasil ADR	2,018,456
83,400	Ultrapar Participacoes	1,688,250
166,800	Vale ADR	4,038,228
500	Vale Class A	12,223
	TOTAL PREFERRED STOCK (Cost $30,548,710)	32,049,936

	EQUITY-LINKED WARRANTS (1) (2) (3) — 1.4%
	Russia — 1.4%
275,066	Sberbank Savings Bank of the Russian Federation, Expires 11/05/12	814,195
1,407,771	Sberbank Savings Bank of the Russian Federation, Expires 02/28/18	4,195,158
	TOTAL EQUITY-LINKED WARRANTS (Cost $4,596,134)	5,009,353

	SHORT-TERM INVESTMENT (4) — 4.2%
15,414,349	JPMorgan Prime Money Market Fund, 0.120% (Cost $15,414,349)	15,414,349
	TOTAL INVESTMENTS — 101.1% (Cost $347,766,695)*	367,887,196
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%	(4,117,939)
	NET ASSETS — 100%	$363,769,257

(1)	Denotes non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2012, the value of these securities amounted to $5,899,743, representing 1.6% of the net assets of the Fund.

(3)	Securities are not readily marketable.
(4)	The rate shown represents the 7-day current yield as of January 31, 2012.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non Voting Depositary Receipt

* At January 31, 2012, the tax basis cost of the Fund’s investments was $347,766,695, and the unrealized appreciation and depreciation were $28,724,359 and $(8,603,858), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Multi-Cap Value Fund

Schedule of Investments

January 31, 2012 (unaudited)

Shares		Value $

	COMMON STOCK — 97.5%
	Australia — 5.3%
4,874	Aditya Birla Minerals	4,604
2,549	AGL Energy	39,473
10,024	AMP	45,431
7,417	Aspen Group REIT	3,582
1,106	Australia & New Zealand Banking Group	25,133
898	BHP Billiton	35,724
1,332	Caltex Australia	17,997
4,120	Cardno	26,238
17,440	CFS Retail Property Trust	31,746
42,295	Cue Energy Resources (1)	10,999
7,292	David Jones	20,046
1,313	Fleetwood	16,988
3,480	GrainCorp	28,958
26,187	Grange Resources	16,260
4,498	iiNET	14,323
28,186	Investa Office Fund REIT	18,997
6,141	IOOF Holdings	36,436
4,114	Iress Market Technology	30,348
2,136	JB Hi-Fi	28,566
5,794	M2 Telecommunications Group	19,679
755	Macquarie Group	20,435
2,953	Melbourne IT	5,015
8,820	Metcash	37,821
17,035	Mount Gibson Iron	25,585
560	OrotonGroup	4,755
3,560	OZ Minerals	41,224
23,916	Perilya (1)	10,408
6,120	Platinum Asset Management	22,086
2,941	Premier Investments	15,233
9,351	Ramelius Resources (1)	10,322
539	Rio Tinto	39,566
10,664	Rubicon America Trust REIT (1) (2) (3)	—
1,329	SMS Management & Technology	7,124
3,209	Sonic Healthcare	38,250
6,391	Stockland REIT	22,792
2,456	Super Retail Group	15,380
6,302	TABCORP Holdings	19,465
22,660	Telstra	80,091
3,928	Woolworths	103,354
4,511	Wotif.com Holdings	18,721
		1,009,155
	Austria — 0.8%
448	Erste Group Bank	9,838
662	Oesterreichische Post	21,603
1,760	OMV	57,697
592	Raiffeisen Bank International	20,131
153	Semperit Holding	6,534
802	Vienna Insurance Group	34,615
		150,418
	Belgium — 1.4%
6,486	Ageas	13,480
1,167	Arseus	16,255
196	Befimmo Sicafi REIT	13,246
1,092	Bekaert	44,404
1,525	Belgacom	47,600
290	Compagnie Maritime Belge	6,581
505	Delhaize Group	27,500
662	KBC Groep	12,550
1,429	Mobistar	71,461
989	Nyrstar	9,234
		262,311
	Bermuda — 1.1%
4,213	Catlin Group	26,910
13,000	Dickson Concepts International	7,242
62,000	Emperor International Holdings	9,914
50,000	First Pacific	57,124
2,477	Lancashire Holdings	26,870
12,000	Midland Holdings	6,437
2,043	Seadrill	75,945
		210,442
	Brazil — 0.5%
300	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	19,767
1,000	Cia de Saneamento de Minas Gerais-COPASA	22,155
800	Energias do Brasil	18,645
1,100	Eternit	5,720
1,400	Fertilizantes Heringer (1)	9,179
1,000	Helbor Empreendimentos	13,343
		88,809
	Canada — 6.6%
800	Agrium	64,509
6,500	Amerigo Resources	5,706
1,100	Bank of Montreal	63,965
700	BCE	28,548
900	Calfrac Well Services	23,290
3,200	Canadian Oil Sands	79,362
600	Chemtrade Logistics Income Fund	9,278
2,500	Chorus Aviation Class B	8,904
1,300	CML HealthCare	13,488
1,300	Davis & Henderson	23,162
1,400	Enerplus	33,380
2,300	Ensign Energy Services	35,794

Shares		Value $

1,700	Extendicare REIT	14,212
900	Freehold Royalties Trust	18,684
600	Genivar	15,730
1,000	Genworth MI Canada	22,686
2,600	Great-West Lifeco	57,374
10,900	High River Gold Mines (1)	13,375
2,200	Husky Energy	53,749
1,300	IGM Financial	58,101
1,200	Industrial Alliance Insurance and Financial Services	31,712
2,200	Just Energy Group	26,359
600	Liquor Stores North America	9,613
800	Magna International Class A	33,057
800	Mullen Group	15,403
2,700	Nevsun Resources	17,750
900	North West	17,418
1,400	Petrominerales	29,232
2,100	Power Corp. of Canada	51,075
1,200	Power Financial	32,011
2,500	Research In Motion (1)	41,700
1,400	Rogers Communications Class B	53,841
3,800	Rogers Sugar	21,191
1,500	Royal Bank of Canada	78,367
2,100	Sino-Forest (1) (2) (3)	—
1,900	Sprott	12,984
700	Sun Life Financial	14,029
1,100	Suncor Energy	37,903
1,900	Transglobe Energy (1)	18,519
1,700	Trican Well Service	28,288
1,200	Valener	19,525
600	Wajax	24,960
2,500	Yellow Media	486
		1,258,720
	China — 1.8%
8,000	Anta Sports Products	8,057
45,000	Asia Cement China Holdings	21,934
60,000	Chaoda Modern Agriculture Holdings (1) (2) (3)	—
32,000	China Communications Services Class H	14,277
68,000	China Petroleum & Chemical Class H	82,599
30,000	China Zhongwang Holdings	12,185
10,000	Dongfeng Motor Group Class H	18,697
10,000	Great Wall Technology Class H	2,257
27,000	Haitian International Holdings	28,305
5,400	Inner Mongolia Yitai Coal	27,486
24,000	Kingsoft	9,779
24,000	Shenzhou International Group Holdings	34,228
24,000	Yangzijiang Shipbuilding Holdings	21,089
24,000	Yanzhou Coal Mining	57,562
16,000	Zhejiang Expressway Class H	11,224
		349,679
	Cyprus — 0.1%
5,607	Songa Offshore (1)	21,704

	Czech Republic — 0.1%
1,215	Telefonica Czech Republic	24,248

	Denmark — 1.0%
11	AP Moeller - Maersk	81,070
728	Danske Bank	10,634
4,573	H Lundbeck	90,132
181	Royal UNIBREW	10,288
		192,124
	Finland — 1.3%
3,575	Fortum	78,553
2,775	Nokia	13,857
3,703	Orion Class B	71,873
485	PKC Group	9,147
2,107	Sampo Class A	55,501
1,515	Stora Enso Class R	10,779
813	Tieto	12,271
		251,981
	France — 4.3%
883	Alten	24,408
1,326	April	21,470
617	Arkema	49,855
2,350	AXA	35,669
823	BNP Paribas	34,843
246	Boiron	7,043
629	Bouygues	19,543
202	Cegid Group	4,227
624	Christian Dior	88,306
2,449	CNP Assurances	33,008
1,379	Credit Agricole	8,497
180	Credit Agricole Nord de France	3,684
140	Esso Francaise	13,744
433	Euler Hermes	28,633
337	Gecina REIT	32,171
190	Generale de Sante	2,395
1,389	Metropole Television	23,208
3,052	Natixis	9,381
309	Neopost	21,824
484	Nexity	13,996
3,854	PagesJaunes Groupe	17,859

Shares		Value $

478	Peugeot	8,812
789	Plastic Omnium	20,670
238	Renault	10,137
852	Sanofi	62,927
1,368	SCOR	34,416
1,252	Societe Generale	33,348
1,568	Total	82,862
457	Valeo	21,449
200	Vinci	9,276
1,884	Vivendi	39,426
		817,087
	Gabon — 0.2%
108	Total Gabon	47,611

	Germany — 2.8%
488	Allianz	53,652
698	Aurubis	39,283
914	Axel Springer	42,850
1,049	BASF	80,646
571	Bayer	39,984
712	Bayerische Motoren Werke	60,893
593	Bechtle	21,112
359	Cewe Color Holding	15,260
4,150	Commerzbank	9,927
230	Deutsche Bank	9,742
805	Deutsche Lufthansa	11,124
686	E.ON	14,665
429	Elmos Semiconductor	4,722
108	Generali Deutschland Holding	8,115
271	Hannover Rueckversicherung	14,420
386	Indus Holding	11,039
1,629	Kontron	12,775
490	RWE	18,739
305	SMA Solar Technology	18,845
1,197	SQS Software Quality Systems	3,423
366	Wacker Chemie	33,542
432	Wincor Nixdorf	20,134
		544,892
	Greece — 0.4%
1,045	Hellenic Petroleum	7,886
3,382	JUMBO	16,057
963	Metka	8,816
1,578	Motor Oil Hellas Corinth Refineries	12,280
2,609	OPAP	26,753
		71,792
	Guernsey — 0.3%
3,969	IRP Property Investments Limited	4,894
10,527	Resolution	45,297
		50,191
	Hong Kong — 4.3%
14,000	Cathay Pacific Airways	27,729
24,000	Champion REIT	9,501
199,774	Champion Technology Holdings	2,525
27,000	China Green Holdings	7,659
7,500	China Mobile	76,691
10,000	China Overseas Grand Oceans Group	9,271
22,000	China Pharmaceutical Group	5,305
16,000	China Ting Group Holdings (2) (3)	1,032
16,000	China Yurun Food Group	26,450
24,000	CIMC Enric Holdings (1)	9,903
44,000	CNOOC	90,439
190,000	CSI Properties	5,831
26,800	Dah Sing Banking Group	27,059
5,200	Dah Sing Financial Holdings	17,836
370	Digitalhongkong.com (1)	36
23,000	Goldlion Holdings	8,897
6,000	Great Eagle Holdings	14,777
6,000	Hongkong Land Holdings	30,900
62,000	Hutchison Telecommunications Hong Kong Holdings	25,343
5,000	Kingboard Chemical Holdings	17,247
22,000	Lerado Group Holdings	2,298
85,000	Lonking Holdings	34,964
20,000	Luen Thai Holdings	1,547
31,602	New World Development	34,637
28,000	Norstar Founders Group (1) (2) (3)	—
14,680	NWS Holdings	23,775
9,500	Orient Overseas International	49,613
19,000	SmarTone Telecommunications Holding	32,193
21,000	Sunlight REIT	6,499
2,500	Swire Pacific Class A	27,804
1,400	Swire Properties (1)	3,528
15,000	TAI Cheung Holdings	9,865
16,000	TCL Communication Technology Holdings	7,365
34,000	Texwinca Holdings	37,310
3,600	Transport International Holdings	7,697
2,800	VTech Holdings	29,191
12,000	Wheelock	38,297
38,000	Xinyi Glass Holdings	22,491
36,500	XTEP International Holdings	12,002
17,000	Yuexiu Real Estate Investment	7,979
46,000	Yuexiu Transport Infrastructure	19,930
		823,416

Shares		Value $

	Hungary — 0.1%
8,579	Magyar Telekom Telecommunications	20,419

	Indonesia — 0.9%
56,500	AKR Corporindo	22,965
78,000	Aneka Tambang	16,330
4,000	Indo Tambangraya Megah	16,347
97,500	Perusahaan Gas Negara	36,644
64,000	Sampoerna Agro	22,450
32,000	Telekomunikasi Indonesia	24,410
75,500	Vale Indonesia	33,630
		172,776
	Ireland — 0.2%
3,548	Anglo Irish Bank (1) (2) (3)	—
675	DCC	16,288
17,066	Total Produce	8,370
7,639	United Drug	19,483
		44,141
	Israel — 1.4%
12,341	Bank Hapoalim	43,119
7,639	Bank Leumi Le-Israel	24,993
13,232	Bezeq Israeli Telecommunication	22,992
2,180	Cellcom Israel	31,757
856	Delek Automotive Systems	5,601
2,599	First International Bank of Israel (1)	25,969
6,488	Israel Chemicals	68,094
18,205	Israel Discount Bank Class A (1)	26,272
1,536	Partner Communications	12,744
1,894	Super-Sol	7,115
		268,656
	Italy — 2.7%
1,049	Assicurazioni Generali	16,368
2,205	Atlantia	34,319
1,000	Autostrada Torino-Milano	9,286
1,704	Banca Generali	19,156
2,606	Banca Piccolo Credito Valtellinese	7,226
3,093	Banca Popolare di Milano	1,612
4,478	Banco Popolare	6,753
444	Beni Stabili REIT	209
1,315	Brembo	14,258
2,182	Caltagirone	3,853
495	Danieli & C Officine Meccaniche	12,320
1,310	DiaSorin	39,664
4,511	Enel	18,443
2,852	ENI	63,040
883	Exor	20,384
1,315	Finmeccanica	5,916
14,327	Intesa Sanpaolo	27,358
22,246	KME Group	8,964
1,211	MARR	12,544
5,556	Mediaset	16,408
4,606	Mediobanca	27,073
8,717	Recordati	69,033
4,075	Snam Rete Gas	18,366
556	Societa Cattolica di Assicurazioni	10,748
1,635	Societa Iniziative Autostradali e Servizi	11,676
3,605	UniCredit	17,870
1,566	Unione di Banche Italiane	7,193
1,770	Zignago Vetro	10,834
		510,874
	Japan — 16.9%
2,000	77 Bank	9,186
1,800	ADEKA	17,905
3,100	Ai Holdings	13,384
500	Ain Pharmaciez	22,933
900	Alpen	17,398
1,700	AOC Holdings	11,668
700	AOKI Holdings	11,290
500	Aoyama Trading	8,996
1,100	Arnest One	12,068
4,000	Asahi Glass	32,598
6,000	Asahi Kasei	37,953
6	Asax	7,244
300	Autobacs Seven	13,878
10,000	Bank of Yokohama	46,325
900	BML	21,295
700	Canon Electronics	17,840
500	Century Tokyo Leasing	10,210
1,300	Charle	9,213
6,000	Chiba Bank	37,165
1,100	Chugai Pharmaceutical	17,482
1,000	CMIC Holdings	15,118
400	Cosmos Pharmaceutical	18,819
1,000	Create SD Holdings	22,730
1,000	Dai Nippon Printing	10,761
2,000	Daihatsu Diesel Manufacturing	10,105
2,000	Daihatsu Motor	38,583
1,100	Daiichikosho	21,134
5,000	Daishi Bank	16,732
4,000	Daiwa House Industry	50,551
2,000	Daiwa Industries	10,997
2,400	DCM Holdings	18,898
500	Doshisha	15,787
600	Doutor Nichires Holdings	8,409
1,000	Eagle Industry	8,701
600	Earth Chemical	22,575
1,900	EDION	14,911

Shares		Value $

5,000	Eighteenth Bank	14,698
700	Exedy	21,358
600	Fuji	3,165
500	Fuji Machine Manufacturing	9,272
1,000	Fujikura Kasei	5,079
800	Fukuda Denshi	24,430
6,000	Gunma Bank	32,677
4,000	Hachijuni Bank	23,465
1,400	Heiwa	25,189
18	Heiwa Real Estate REIT	9,260
700	Heiwado	9,214
4,000	Higo Bank	23,307
800	Hokuto	17,638
12	Ichigo REIT	4,827
1,800	Ichinen Holdings	9,732
200	Idemitsu Kosan	21,654
200	Inaba Denki Sangyo	5,908
9	Infocom	10,193
1,100	Innotech	7,940
10	Inpex	68,241
2,000	ITC Networks	13,281
1,800	Itochu Enex	10,630
3,000	Iyo Bank	28,819
700	J Trust	6,559
400	Japan Petroleum Exploration	17,690
5	Japan Prime Realty Investment REIT Class A	11,936
1,000	Jidosha Buhin Kogyo	5,499
4,000	Juroku Bank	13,438
2,400	Justsystems (1)	5,039
4,000	Kaken Pharmaceutical	52,651
2,000	Kandenko	10,446
1,300	Kato Sangyo	26,256
15	KDDI	95,079
3,000	Keiyo Bank	14,764
2,000	Kinki Sharyo	6,404
600	Kintetsu World Express	17,984
600	Kohnan Shoji	9,339
1,100	Kojima	7,420
1,100	K’s Holdings	38,471
2,000	Kuraray	29,055
2,000	KYORIN Holdings	34,777
1,300	Lawson	78,989
1,400	Lintec	26,604
300	Macnica	7,087
1,000	Maeda Road Construction	12,126
2,000	Marudai Food	7,270
35	Marvelous AQL	7,363
1,100	Matsumotokiyoshi Holdings	22,549
3,100	MCJ	5,696
200	Melco Holdings	5,066
4	MID REIT	9,701
700	Ministop	13,008
1,000	Mitsubishi	22,822
2,500	Mitsubishi Chemical Holdings	14,042
4,600	Mitsubishi UFJ Financial Group	21,068
1,000	Mitsuboshi Belting	5,341
5,000	Mitsui Engineering & Shipbuilding	8,793
1,000	Mitsui Home	5,302
44	Mitsui Knowledge Industry	8,650
18,300	Mizuho Financial Group	27,618
2,500	Moshi Moshi Hotline	22,999
1,000	Namura Shipbuilding	4,003
500	NEC Capital Solutions	8,379
600	NEC Mobiling	20,913
1,300	Neturen	11,038
1,000	Nichireki	5,551
15	NIFTY	18,346
260	Nihon Chouzai	9,110
2,000	Nippo	22,336
2,000	Nippon Densetsu Kogyo	20,472
1,000	Nippon Pillar Packing	7,415
1,000	Nippon Seiki	11,850
2,000	Nippon Seisen	9,738
600	Nippon Telegraph & Telephone	30,000
9,000	Nishi-Nippon City Bank	26,339
200	Nissin Sugar Holdings (1)	4,097
800	Nitto Denko	28,388
2	Nomura Real Estate Office Fund REIT	10,696
7	NTT Data	22,947
41	NTT DoCoMo	72,853
4,000	Ogaki Kyoritsu Bank	13,333
1,200	Parco	9,843
660	Point	27,067
1	Premier Investment REIT	3,318
2,000	Press Kogyo	10,105
18	Riberesute	10,063
1,500	Riken Keiki	11,870
1,600	Round One	9,869
2,000	San-Ai Oil	9,449
2,000	San-In Godo Bank	15,118
300	Sawai Pharmaceutical	32,283
900	SBS Holdings	7,772
2,000	Seino Holdings	15,276
2	Sekisui House SI Investment REIT	7,900
1,000	Sekisui Jushi	10,171
700	Shimachu	16,655
2,000	Shinagawa Refractories	6,273
4,000	Shinsho	9,974
4,000	Shiroki	11,444

Shares		Value $

2,000	Shizuoka Gas	13,412
1,200	Skymark Airlines	11,968
300	Softbank	8,358
400	Sogo Medical	13,323
1,000	Sony Financial Holdings	16,627
1,100	SRA Holdings	11,909
900	Studio Alice	13,961
800	Sugi Holdings	22,352
2,000	Sumitomo Metal Mining	28,845
2,300	Sumitomo Mitsui Financial Group	73,196
5,000	Sumitomo Mitsui Trust Holdings	15,617
1,300	Sumitomo Pipe & Tube	11,055
1,100	Sundrug	32,610
700	Tachi-S	13,403
2,000	Taihei Kogyo	11,207
1,800	Takeda Pharmaceutical	78,189
9	T-Gaia	17,031
5,000	Toagosei	20,932
2,000	Toei	9,528
500	Tokai	11,089
800	Tokai Rika	13,386
310	Token	11,277
4,720	Tokyu Construction	13,194
2	Tokyu REIT	10,000
500	Tomen Electronics	6,581
2,200	TOMONY Holdings	9,989
6,000	TonenGeneral Sekiyu	57,244
2,100	Toppan Forms	16,921
1,800	Topre	18,567
1,000	Toridoll.corp	10,289
700	Touei Housing	7,377
3,000	Toyo Ink SC Holdings	11,929
600	Tsuruha Holdings	32,165
1,100	Unipres	34,328
1,300	United Arrows	26,870
1,100	Valor	17,698
1,300	VT Holdings	7,336
200	Yachiyo Bank	4,816
460	Yamada Denki	29,339
2,000	Yamanashi Chuo Bank	9,055
600	Yaoko	20,126
1,100	Yorozu	26,533
6	Zappallas	6,583
3,000	Zojirushi	10,551
		3,244,740
	Luxembourg — 0.3%
1,632	Oriflame Cosmetics	51,934

	Malaysia — 0.7%
15,400	Affin Holdings	16,211
7,300	APM Automotive Holdings	10,806
22,200	Coastal Contracts	16,796
36,600	HAP Seng Consolidated	19,985
17,800	Kumpulan Fima	11,945
6,200	Tradewinds Malaysia	20,252
13,500	UMW Holdings	30,686
		126,681
	Malta — 0.0%
22,416	BGP Holdings (1) (2) (3)	—

	Mexico — 0.4%
3,000	Alfa Class A	39,388
11,128	Grupo Mexico, Series B	35,431
		74,819
	Netherlands — 3.3%
2,049	Aegon (1)	9,929
1,093	Arcadis	21,107
1,221	ASM International	40,363
2,071	ASML Holding	88,939
1,333	BE Semiconductor Industries	9,805
663	Beter Bed Holding	14,048
2,348	BinckBank	25,335
156	Fugro	10,253
1,136	ING Groep (1)	10,338
1,686	Koninklijke Boskalis Westminster	65,316
1,155	Koninklijke DSM	59,255
1,451	Koninklijke KPN	15,903
892	Mediq	14,192
400	Nieuwe Steen Investments REIT	4,918
2,774	Royal Dutch Shell	98,250
2,771	Royal Dutch Shell Class A	97,820
1,155	Sligro Food Group	32,592
2,906	SNS Reaal (1)	6,940
105	Wereldhave REIT	7,695
		632,998
	New Zealand — 0.1%
7,005	Nuplex Industries	14,397

	Norway — 2.6%
9,933	ABG Sundal Collier Holding	7,622
4,044	Aker Solutions	49,616
1,723	Atea	16,820
3,650	Austevoll Seafood	15,933
1,415	Cermaq	19,508
1,197	DnB NOR	12,635

Shares		Value $

725	Farstad Shipping	19,657
1,561	Fred Olsen Energy	58,853
12,472	Kvaerner (1)	27,647
1,043	Leroy Seafood Group	17,474
35,624	Marine Harvest	19,342
2,670	SpareBank 1 SMN	17,347
1,148	SpareBank 1 SR Bank	7,772
420	Sparebanken More	12,748
4,075	Statoil	102,215
4,157	Storebrand	20,557
1,616	Telenor	26,357
1,948	TGS Nopec Geophysical	48,763
		500,866
	Philippines — 0.6%
18,900	Aboitiz Power	13,314
46,000	Manila Water	22,533
600	Philippine Long Distance Telephone ADR	38,112
8,700,000	Philodrill	5,885
15,100	Rizal Commercial Banking	10,708
6,770	Semirara Mining	35,595
		126,147
	Poland — 0.4%
1,408	Asseco Poland	20,440
842	Grupa Lotos (1)	6,816
1,264	KGHM Polska Miedz	54,725
		81,981
	Portugal — 0.3%
10,239	Banco BPI	6,428
21,110	Banco Comercial Portugues (1)	3,727
5,516	Banco Espirito Santo	9,112
8,605	Portucel Empresa Produtora de Pasta e Papel (1)	20,371
2,407	Portugal Telecom	11,963
		51,601
	Russia — 0.3%
215	LUKOIL ADR	12,543
277	NovaTek GDR	37,312
		49,855
	Singapore — 3.1%
24,000	Boustead Singapore	16,509
21,000	CapitaCommercial Trust REIT	17,952
39,000	ComfortDelGro	46,056
61,000	Golden Agri-Resources	35,654
9,000	Hong Leong Asia	12,310
13,000	HTL International Holdings	3,618
2,000	Jardine Cycle & Carriage	81,702
18,000	Jurong Technologies Industrial (1) (2) (3)	—
11,000	Keppel	94,911
8,800	M1	16,935
21,000	SembCorp Industries	79,825
25,000	Singapore Telecommunications	61,630
18,000	Straits Asia Resources	33,781
12,000	Swiber Holdings (1)	5,726
16,000	UMS Holdings	5,980
4,000	United Engineers	6,585
10,000	UOL Group	36,581
4,000	Venture	22,966
18,000	Wing Tai Holdings	17,606
		596,327
	South Africa — 1.3%
3,067	Allied Electronics	9,192
746	Allied Technologies	5,004
403	Astral Foods	6,217
8,047	Capital Property Fund	9,447
7,501	Coronation Fund Managers	24,344
1,186	Kumba Iron Ore	81,422
2,045	Lewis Group	19,470
1,607	MTN Group	27,404
1,080	Palabora Mining	21,878
3,283	Raubex Group	5,548
1,550	Reunert	12,928
360	Sasol	18,389
		241,243
	South Korea — 1.4%
940	Bookook Steel	1,753
680	Chong Kun Dang Pharm (1)	12,653
740	Daewoo Shipbuilding & Marine Engineering (1)	18,348
410	Daishin Securities	4,362
840	Daou Technology (1)	10,171
37	Dongwon Industries	5,732
290	Global & Yuasa Battery	11,709
1,720	Green Cross Holdings (1)	20,750
1,530	Hanil E-Wha (1)	12,954
490	Hanyang Securities	3,014
1,110	Hwa Shin (1)	12,402
68	Hyundai Heavy Industries	18,859
169	Hyundai Motor	33,252
530	Jinheung Mutual Savings Bank	1,213
190	Kyeryong Construction Industrial (1)	2,360
1,300	Kyung Nong	3,490
100	Mi Chang Oil Industrial (1)	4,202
860	Motonic	6,363
60	Nexen (1)	3,793

Shares		Value $

86	Nong Shim Holdings	3,920
110	Pusan City Gas	1,807
470	Sejong Industrial (1)	4,896
307	SK C&C	35,669
1,500	SK Telecom ADR	21,015
650	Woongjin Thinkbig (1)	9,028
		263,715
	Spain — 1.9%
2,064	Almirall	14,496
2,281	Antena 3 de Television	14,380
2,093	Banco Bilbao Vizcaya Argentaria	18,270
2,548	Banco de Sabadell	9,394
998	Banco Espanol de Credito	5,091
1,861	Banco Popular Espanol	8,008
2,956	Banco Santander (1)	495
2,956	Banco Santander Central Hispano	23,004
3,522	CaixaBank	17,698
825	Caja de Ahorros del Mediterraneo (1) (2) (3)	—
4,717	Duro Felguera	31,957
938	Enagas	18,770
1,450	Grupo Catalana Occidente	26,057
5,580	Iberdrola	32,856
3,333	Indra Sistemas	43,876
8,029	Mapfre	26,673
395	Red Electrica	18,167
1,465	Repsol	40,238
1,875	Sacyr Vallehermoso	8,961
766	Vueling Airlines (1)	5,791
		364,182
	Sweden — 2.3%
703	Avanza Bank Holding	18,195
1,675	Axfood	61,086
587	Bilia Class A	10,531
2,330	Billerud	20,473
1,920	Boliden	32,837
1,000	D Carnegie (1) (2) (3)	—
468	Hoganas Class B	16,276
1,447	Intrum Justitia	22,822
533	NCC Class B	11,020
1,390	Nolato	12,162
3,074	Peab	17,178
2,002	Scania	34,504
1,521	Skandinaviska Enskilda Banken	9,566
2,024	SKF Class B	47,771
2,615	Tele2 Class B	49,914
12,352	TeliaSonera	82,193
		446,528
	Switzerland — 3.4%
3,057	ABB	63,851
323	Baloise Holding	24,781
443	BKW (1)	17,331
890	Credit Suisse Group	23,096
107	Emmi	22,233
3,953	Ferrexpo	21,208
73	Helvetia Holding	24,513
730	Nestle	41,847
1,890	Novartis	102,284
223	Pargesa Holding	15,643
656	Roche Holding	111,068
111	Swisscom	43,823
3,358	UBS	45,725
48	Valora Holding	11,085
55	Vaudoise Assurances Holding	15,211
309	Zurich Financial Services	74,211
		657,910
	Taiwan — 3.2%
9,000	Ability Enterprise	8,584
7,000	ACES Electronic	13,022
8,799	Asia Vital Components	6,428
7,000	Audix	6,606
15,000	Avermedia Technologies	13,546
11,105	Chicony Electronics	19,531
4,040	Chong Hong Construction	8,062
14,394	Compal Electronics	16,163
7,000	Coretronic	5,919
14,000	CTCI	19,698
5,000	E Ink Holdings	7,103
14,000	Feng TAY Enterprise	12,525
24,000	Formosan Rubber Group	16,073
7,069	FSP Technology	5,930
9,000	Gigabyte Technology	7,275
7,000	Grape King Industrial	9,660
1,600	Himax Technologies ADR	2,224
1,000	HTC	16,421
10,000	ICP Electronics	14,206
22,580	Inventec	9,546
3,000	I-Sheng Electric Wire & Cable	3,830
26,044	Lite-On IT	25,589
18,090	Lite-On Technology	22,944
4,000	MPI	9,809
12,000	Phihong Technology	16,032
10,000	Powertech Technology	25,029
3,150	Promate Electronic	2,173
7,907	Quanta Computer	16,902
7,150	Radiant Opto-Electronics	27,206
11,000	Sigurd Microelectronics	7,794

Shares		Value $

7,020	Silitech Technology	19,422
3,000	Sincere Navigation	2,699
6,000	Sino-American Silicon Products	12,399
4,000	Sirtec International	5,236
4,000	Skymedi	10,823
3,015	Soft-World International	5,762
11,000	Taiflex Scientific	14,082
4,000	Taiwan Navigation	4,018
4,000	Taiwan Prosperity Chemical	10,607
10,000	Taiwan Sogo Shin Kong SEC	9,031
6,600	Taiwan Surface Mounting Technology	15,738
6,000	Thye Ming Industrial	5,682
10,000	Topco Scientific	15,863
2,000	Tripod Technology	5,574
11,000	TSRC	28,834
6,000	Ttet Union	9,680
8,400	Weikeng Industrial	6,364
11,080	Wistron	16,639
7,000	Wistron NeWeb	14,442
4,000	Yulon Nissan Motor	22,526
3,000	Zeng Hsing Industrial	10,248
		621,499
	Thailand — 1.2%
18,400	Bangchak Petroleum	12,144
5,300	Bangkok Expressway	3,206
2,450	Banpu	47,875
13,300	Delta Electronics Thai	9,208
2,100	Electricity Generating	6,216
12,400	Hana Microelectronics	7,341
7,300	Kiatnakin Bank	7,557
25,300	Lanna Resources	20,135
42,100	MCS Steel	12,735
110,400	Property Perfect	2,857
3,300	PTT	36,299
5,500	PTT Exploration & Production	31,495
29,600	SC Asset	13,886
74,800	Thai Tap Water Supply	13,552
		224,506
	Turkey — 0.7%
154	Bagfas Bandirma Gubre Fabrik	14,390
2,766	Ford Otomotiv Sanayi	24,756
4,198	Koza Anadolu Metal Madencilik Isletmeleri (1)	9,027
1,239	Pinar SUT Mamulleri Sanayii	11,961
4,852	Soda Sanayii	8,958
3,204	Tofas Turk Otomobil Fabrikasi	13,599
6,180	Trakya Cam Sanayi	9,219
4,432	Turk Telekomunikasyon	19,809
1,023	Turk Traktor ve Ziraat Makineleri	20,846
		132,565
	United Kingdom — 15.5%
12,060	Aberdeen Asset Management	45,395
2,841	Anglo American	117,662
6,799	Ashmore Group	39,786
2,950	AstraZeneca	141,974
1,783	Aviva	9,816
13,900	BAE Systems	67,411
4,077	Balfour Beatty	17,601
11,433	Barclays	38,288
9,860	Beazley	21,781
2,109	BHP Billiton	70,546
12,759	BP	94,655
6,370	Brewin Dolphin Holdings	15,155
814	British American Tobacco	37,412
21,666	Cable & Wireless Communications	14,645
40,561	Cable & Wireless Worldwide	13,261
4,159	Carillion	20,242
12,704	Centrica	58,728
3,250	Chemring Group	19,653
11,807	Cobham	34,062
2,433	Computacenter	15,238
1,056	Cranswick	12,978
3,611	Diploma	22,417
3,228	Domino Printing Sciences	30,160
4,038	Drax Group	33,815
10,764	Electrocomponents	36,565
18,696	EnQuest (1)	31,343
7,993	Essar Energy (1)	16,271
4,221	Eurasian Natural Resources	45,922
3,357	Firstgroup	16,397
5,307	Game Group	438
11,966	GKN	39,517
4,664	GlaxoSmithKline	103,615
4,379	Greggs	35,188
3,507	Gulfsands Petroleum (1)	9,615
5,022	Halfords Group	25,241
16,345	Hays	18,375
8,044	Highland Gold Mining	22,338
2,169	Hill & Smith Holdings	10,124
8,057	Home Retail Group	13,634
17,270	HSBC Holdings	144,503
7,063	ICAP	37,392
2,849	IMI	38,313
1,349	Immunodiagnostic Systems Holdings	8,056
1,376	Imperial Tobacco Group	49,214
6,434	Inmarsat	40,590
1,649	Interior Services Group	3,274

Shares		Value $

4,356	Intermediate Capital Group	18,874
2,521	Interserve	11,539
2,968	Investec	17,569
1,280	Kazakhmys	22,910
1,407	Keller Group	7,826
1,100	Kier Group	23,224
36,054	Legal & General Group	65,555
38,645	Lloyds Banking Group (1)	18,644
7,183	Marks & Spencer Group	36,986
3,856	Micro Focus International	25,681
9,740	Mitie Group	39,056
3,313	Mondi	26,361
7,640	N Brown Group	27,686
412	Next	17,001
3,803	Pace	5,108
151,608	Polo Resources	7,321
9,114	Premier Farnell	29,696
7,901	Prudential	87,204
2,388	Reckitt Benckiser Group	127,023
2,281	Restaurant Group	10,660
1,465	Rio Tinto	87,829
35,601	Royal Bank of Scotland Group (1)	14,932
15,584	RSA Insurance Group	26,027
3,615	Scottish & Southern Energy	69,659
5,646	St. James’s Place	31,135
843	Standard Chartered	20,375
17,074	Standard Life	58,592
16,052	TESCO	80,832
2,409	Tullett Prebon	11,303
1,262	Valiant Petroleum (1)	8,277
994	Vedanta Resources	18,715
7,770	Vodafone Group	20,910
3,965	WH Smith	34,485
17,122	WM Morrison Supermarkets	77,155
1,140	WSP Group	4,486
2,471	Xstrata	41,834
		2,971,076
	TOTAL COMMON STOCK (Cost $19,435,825)	18,667,016

	PREFERRED STOCK — 1.2%
	Brazil — 0.9%
1,500	Bradespar	30,209
1,040	Cia Energetica de Minas Gerais ADR	21,050
800	Cia Energetica do Ceara Class A	15,544
3,700	Marcopolo	16,781
2,500	Petroleo Brasileiro	35,174
1,800	Vale ADR	43,578
		162,336
	Germany — 0.3%
104	Draegerwerk	9,243
16	KSB	8,475
191	ProSiebenSat.1 Media	4,482
209	Volkswagen	36,998
		59,198
	TOTAL PREFERRED STOCK (Cost $213,333)	221,534

	WARRANTS (1) (2) (3) — 0.0%
	Netherlands — 0.0%
446	Nieuwe Steen Investments, Expires 04/01/13 (Cost $—)	—

	SHORT-TERM INVESTMENT (4) — 1.5%
288,444	JPMorgan Prime Money Market Fund, 0.120% (Cost $288,444)	288,444
	TOTAL INVESTMENTS — 100.2% (Cost $19,937,602)*	19,176,994
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(34,474)
	NET ASSETS — 100%	$19,142,520

(1)	Denotes non-income producing security.
(2)	Security considered illiquid. On January 31, 2012 the value of these securities amounted to $1,032, representing 0.0% of the net assets of the Fund.
(3)	Security is fair valued.
(4)	The rate shown represents the 7-day current yield as of January 31, 2012.

* At January 31, 2012, the tax basis cost of the Fund’s investments was $19,937,602, and the unrealized appreciation and depreciation were $1,195,302 and $(1,955,910), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2012, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	3/1/12	USD	683,333	GBP	435,300	$2,373
Barclays Capital	3/1/12	USD	226,290	ZAR	1,768,000	(852)
Citigoup Global Markets	2/23/12	JPY	16,783,000	USD	216,918	(3,383)
HSBC	3/1/12	ZAR	1,768,000	USD	225,760	323
JPMorgan	2/2/12	USD	256,474	GBP	163,900	1,767
JPMorgan	2/2/12	USD	22,910	TRY	43,500	1,577
JPMorgan	2/2/12-3/1/12	TRY	508,700	USD	273,969	(11,540)
JPMorgan	2/23/12	USD	218,685	JPY	16,783,000	1,616
UBS Securities	2/2/12	USD	422,961	GBP	271,400	4,656
UBS Securities	2/2/12	ZAR	1,768,000	USD	218,393	(7,952)
UBS Securities	3/1/12	USD	129,445	TRY	232,600	646
						$(10,769)

ADR — American Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

January 31, 2012 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS — 42.7%
	Abbott Laboratories
75,000	4.125%, 05/27/20	84,284
	Agrium
105,000	6.125%, 01/15/41	133,365
	Air Canada (1)
190,000	9.250%, 08/01/15	181,925
	Alliance One International
200,000	10.000%, 07/15/16	195,500
	Altria Group
90,000	9.950%, 11/10/38	139,672
	America Movil
205,000	2.375%, 09/08/16	208,652
	American Axle & Manufacturing
220,000	7.750%, 11/15/19	228,800
	Anheuser-Busch InBev Worldwide
280,000	5.375%, 11/15/14	313,341
	ArcelorMittal
20,000	6.125%, 06/01/18	20,891
	AT&T
125,000	3.875%, 08/15/21	134,450
	Atmos Energy
65,000	8.500%, 03/15/19	86,625
	Avis Budget Car Rental LLC
195,000	8.250%, 01/15/19	206,212
	Bank of America MTN
445,000	5.650%, 05/01/18	455,855
	Bank of Montreal (1)
1,335,000	2.850%, 06/09/15	1,412,311
520,000	1.950%, 01/30/17	529,262
	Bank of Nova Scotia
245,000	2.550%, 01/12/17	249,962
1,045,000	1.450%, 07/26/13 (1)	1,056,647
1,125,000	1.250%, 11/07/14	1,135,490
	Boston Properties
135,000	3.700%, 11/15/18	142,377
	Canadian Imperial Bank of Commerce
330,000	2.750%, 01/27/16 (1)	347,905
935,000	2.600%, 07/02/15 (1)	980,435
1,100,000	0.900%, 09/19/14	1,099,442
	Case New Holland
140,000	7.750%, 09/01/13	152,250
	Caterpillar Financial Services
185,000	1.375%, 05/20/14	187,866
	CenturyLink
125,000	6.450%, 06/15/21	131,916
	Cequel Communications Holding I LLC (1)
175,000	8.625%, 11/15/17	187,250
	Chesapeake Oilfield Operating LLC (1)
260,000	6.625%, 11/15/19	262,600
	Chrysler Group LLC (1)
215,000	8.250%, 06/15/21	206,400
	Citigroup
175,000	4.450%, 01/10/17	182,667
340,000	3.953%, 06/15/16	349,843
	CNA Financial
140,000	7.350%, 11/15/19	159,444
	Coca-Cola
220,000	1.800%, 09/01/16	226,697
	Consolidated Edison of New York
45,000	4.450%, 06/15/20	51,664
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
305,000	3.375%, 01/19/17	314,268
	CSX
95,000	6.150%, 05/01/37	117,917
165,000	4.750%, 05/30/42	172,691
270,000	3.700%, 10/30/20	281,702
	CVS Caremark
250,000	6.125%, 09/15/39	310,855
165,000	5.750%, 06/01/17	195,055
	Danske Bank (1)
515,000	3.875%, 04/14/16	499,034
	Delhaize Group
130,000	5.700%, 10/01/40	127,559
	Deutsche Telekom International Finance
90,000	8.750%, 06/15/30	130,449
	Digital Realty Trust LP
230,000	5.875%, 02/01/20	248,171
140,000	5.250%, 03/15/21	143,260
	DIRECTV Holdings LLC
285,000	6.375%, 03/01/41	337,079
	Dow Chemical
385,000	4.250%, 11/15/20	412,554
	Dr Pepper Snapple Group
340,000	3.200%, 11/15/21	347,614
	DuPont Fabros Technology LP
200,000	8.500%, 12/15/17	220,500
	Eksportfinans
35,000	5.000%, 02/14/12	34,970
245,000	0.485%, 02/06/12 (2)	244,944
	El Paso Pipeline Partners Operating LLC
165,000	6.500%, 04/01/20	185,111

Principal Amount ($)		Value $

	Enterprise Products Operating LLC
60,000	6.125%, 10/15/39	69,907
	EQT
30,000	8.125%, 06/01/19	35,229
	Express Scripts
105,000	3.125%, 05/15/16	108,790
	FMG Resources (1)
230,000	8.250%, 11/01/19	247,825
	Ford Motor Credit LLC
135,000	6.625%, 08/15/17	151,209
	General Electric Capital
190,000	4.650%, 10/17/21	201,113
	Gilead Sciences
205,000	4.500%, 04/01/21	223,137
365,000	4.400%, 12/01/21	395,902
	Goldman Sachs Group
190,000	6.750%, 10/01/37	188,717
330,000	5.750%, 01/24/22	342,706
	Hartford Financial Services Group
215,000	5.500%, 03/30/20	223,883
	Hess
135,000	6.000%, 01/15/40	163,707
	HSBC Holdings
330,000	4.875%, 01/14/22	355,449
	International Paper
440,000	7.950%, 06/15/18	549,827
	Jabil Circuit
200,000	5.625%, 12/15/20	207,000
	JPMorgan Chase Bank
475,000	6.000%, 10/01/17	528,109
	Kinder Morgan Energy Partners LP
55,000	6.500%, 09/01/39	60,791
	Kraft Foods
60,000	6.875%, 02/01/38	79,083
175,000	6.875%, 01/26/39	230,739
	Lockheed Martin
130,000	3.350%, 09/15/21	132,367
	Lowe’s
90,000	3.800%, 11/15/21	97,258
	Macy’s Retail Holdings
140,000	6.700%, 07/15/34	167,938
	McDonald’s
215,000	6.300%, 03/01/38	302,765
	McKesson
120,000	7.500%, 02/15/19	155,965
	MetLife
185,000	6.817%, 08/15/18	224,701
	MidAmerican Energy Holdings
185,000	5.750%, 04/01/18	218,133
	Morgan Stanley (2)
165,000	2.161%, 01/24/14	158,809
	Mosaic
50,000	4.875%, 11/15/41	52,171
305,000	3.750%, 11/15/21	320,052
	National Bank of Canada (1)
820,000	2.200%, 10/19/16	842,010
	NBCUniversal Media LLC
515,000	5.150%, 04/30/20	590,879
	Nederlandse Waterschapsbank (1)
950,000	1.375%, 05/16/14	948,908
	Nevada Power, Series L
45,000	5.875%, 01/15/15	50,559
	Newmont Mining
100,000	6.250%, 10/01/39	122,331
	Nextel Communications, Series E
215,000	6.875%, 10/31/13	216,075
	Noble Energy
95,000	6.000%, 03/01/41	109,718
235,000	4.150%, 12/15/21	244,861
	Nordstrom
125,000	6.750%, 06/01/14	142,448
85,000	4.750%, 05/01/20	95,400
	Norfolk Southern
100,000	5.900%, 06/15/19	121,773
	Occidental Petroleum
95,000	1.750%, 02/15/17	96,768
	Peabody Energy (1)
220,000	6.250%, 11/15/21	227,700
	Petrohawk Energy
125,000	7.250%, 08/15/18	143,125
	Petroleos Mexicanos (1)
270,000	4.875%, 01/24/22	279,307
	Precision Drilling (1)
240,000	6.500%, 12/15/21	247,800
	Prudential Financial
140,000	4.750%, 09/17/15	151,431
	Quest Diagnostics
85,000	4.700%, 04/01/21	93,428
	Qwest
60,000	7.625%, 06/15/15	68,608
	Rent-A-Center
200,000	6.625%, 11/15/20	207,500
	Republic Services
30,000	5.250%, 11/15/21	34,506
	Reynolds American
170,000	7.625%, 06/01/16	204,080
65,000	7.250%, 06/15/37	76,608

Principal Amount ($)		Value $

	Reynolds Group Issuer LLC (1)
200,000	7.125%, 04/15/19	211,000
	Royal Bank of Canada (1)
500,000	3.125%, 04/14/15	528,109
	Royal Caribbean Cruises
175,000	11.875%, 07/15/15	210,438
	Sabra Health Care
200,000	8.125%, 11/01/18	211,500
	Sberbank of Russia Via SB Capital (1) (3) (4)
1,230,000	4.950%, 02/07/17	1,230,000
	SLM
90,000	6.000%, 01/25/17	90,639
	Southern Copper
160,000	6.750%, 04/16/40	170,802
	Sparebanken 1 Boligkreditt (1)
195,000	1.250%, 10/25/13	194,178
	Swedbank Hypotek (1) (2)
440,000	1.024%, 03/28/14	433,097
	Targa Resources Partners (1)
135,000	6.875%, 02/01/21	141,412
	Teck Resources
70,000	10.750%, 05/15/19	85,684
	Telecom Italia Capital
270,000	6.175%, 06/18/14	272,025
	Tenneco
195,000	6.875%, 12/15/20	208,162
	Teva Pharmaceutical Finance BV
480,000	2.400%, 11/10/16	497,425
	Texas Instruments
190,000	2.375%, 05/16/16	199,412
	Time Warner
115,000	5.375%, 10/15/41	127,846
	Time Warner Cable
100,000	6.550%, 05/01/37	115,206
	Toronto-Dominion Bank (1)
1,470,000	2.200%, 07/29/15	1,507,729
	UBS (1)
545,000	1.875%, 01/23/15	543,402
	United Business Media (1)
220,000	5.750%, 11/03/20	220,292
	Univision Communications (1)
180,000	7.875%, 11/01/20	188,100
	US Bank
440,000	4.950%, 10/30/14	483,685
	Valero Energy
50,000	4.500%, 02/01/15	53,808
	Verizon Communications
615,000	3.500%, 11/01/21	644,564
	Wachovia Bank (2)
365,000	0.917%, 11/03/14	347,885
	Wal-Mart Stores
140,000	3.625%, 07/08/20	154,378
	Watson Pharmaceuticals
155,000	6.125%, 08/15/19	184,232
	Wells Fargo Bank
250,000	5.750%, 05/16/16	278,660
	Willis Group Holdings
170,000	5.750%, 03/15/21	184,692
	Wind Acquisition Finance (1)
200,000	7.250%, 02/15/18	194,500
	WPP Finance UK
160,000	8.000%, 09/15/14	180,437
	WPX Energy (1)
240,000	6.000%, 01/15/22	240,300
	XLIT
225,000	5.750%, 10/01/21	247,584
	Xstrata Finance Canada (1)
65,000	6.000%, 11/15/41	69,878
	Yum! Brands
65,000	6.875%, 11/15/37	84,996
	TOTAL CORPORATE OBLIGATIONS (Cost $36,342,791)	38,010,895

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 33.2%
	FHLMC
93,395	5.500%, 05/01/38	101,405
1,054,176	5.000%, 08/01/40	1,135,360
440,441	4.500%, 10/01/24	471,885
372,656	3.803%, 07/01/41 (2)	390,730
	FHLMC Gold
54,799	6.500%, 07/01/32	61,066
4,242	6.000%, 12/01/28	4,725
113,945	5.000%, 05/01/18	121,915
324,070	5.000%, 07/01/39	348,977
1,503,782	4.500%, 12/01/39	1,601,924
687,065	4.500%, 12/01/40	736,843
199,930	4.500%, 05/01/41	212,979
491,387	3.500%, 09/01/26	519,228
	FHLMC IO REMIC (2) (3)
12	1161.253%, 01/15/22	309
	FNMA
26,665	7.500%, 12/01/29	30,786
615,936	6.218%, 09/01/36 (2)	669,856
26,201	6.000%, 12/01/28	28,825
51,571	6.000%, 10/01/29	56,736

Principal Amount ($)		Value $

705,303	6.000%, 05/01/36	775,937
1,126,909	6.000%, 03/01/37	1,240,469
357,367	5.500%, 11/01/34	390,305
1,116,181	5.500%, 10/01/35	1,219,057
1,059,273	5.500%, 07/01/38	1,156,904
226,607	5.000%, 10/01/29	244,943
98,638	5.000%, 03/01/36	106,635
240,527	4.500%, 07/01/41	257,423
362,115	4.500%, 09/01/41	387,548
373,432	4.500%, 10/01/41	399,660
179,408	4.000%, 11/01/40	189,906
826,246	4.000%, 08/01/41	876,105
1,509,037	4.000%, 10/01/41	1,589,604
802,245	3.500%, 01/01/42	825,600
	FNMA IO (3)
463,493	5.000%, 07/01/18	41,027
336,179	5.000%, 07/01/18	30,182
522,295	5.000%, 07/01/18	39,621
	FNMA IO REMIC (3)
746,120	5.500%, 01/25/19	70,758
	FNMA REMIC
121,003	5.000%, 07/25/37	133,787
	GNMA
92,820	24.789%, 10/16/35 (2)	119,169
4,480	8.000%, 11/15/17	5,239
4,242	8.000%, 06/15/26	4,960
28,768	7.000%, 09/15/23	33,515
48,235	6.000%, 10/20/32	54,541
119,590	6.000%, 06/20/35	135,225
400,148	5.000%, 05/20/30	446,153
375,501	5.000%, 12/20/33	389,995
275,000	4.500%, 06/16/27	310,172
610,000	4.500%, 06/20/27	692,927
495,000	4.500%, 06/20/39	562,151
485,000	4.500%, 08/20/40	549,189
257,000	4.000%, 09/20/38	282,946
485,000	4.000%, 08/20/39	530,921
338,761	4.000%, 12/15/40	366,634
1,055,479	3.000%, 07/20/40 (2)	1,106,109
178,952	0.681%, 02/20/39 (2)	179,246
	GNMA IO (3)
105,308	4.500%, 11/20/32	6,711
397,928	4.500%, 06/20/33	27,713
	GNMA TBA
985,000	4.000%, 02/15/42	1,062,415
4,320,000	4.000%, 02/20/42	4,652,775
	NCUA Guaranteed Notes, Series R1 (2)
157,581	1.840%, 10/07/20	159,267
112,646	0.745%, 10/07/20	112,769
	NCUA Guaranteed Notes, Series R2 (2)
534,106	0.765%, 11/05/20	534,106
694,259	0.665%, 11/06/17	694,259
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $28,801,289)	29,488,127

	U.S. TREASURY OBLIGATIONS — 16.6%
	United States Treasury Bills (5) (7)
2,000,000	0.045%, 02/23/12	1,999,952
4,000,000	0.005%, 02/16/12	3,999,928
2,200,000	0.002%, 03/22/12	2,199,864
	United States Treasury Notes (7)
865,000	4.375%, 05/15/41	1,118,012
160,000	3.750%, 08/15/41	186,550
4,365,000	2.125%, 08/15/21	4,506,522
465,000	2.000%, 11/15/21	473,210
15,000	0.875%, 12/31/16	15,135
270,000	0.250%, 01/15/15	269,663
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,545,765)	14,768,836

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 3.4%
	Americold LLC Trust, Series 2010-ARTA, Class A1 (1)
262,419	3.847%, 01/14/29	276,547
	Americold LLC Trust, Series 2010-ARTA, Class A2FX (1)
410,000	4.954%, 01/14/29	461,647
	Credit Suisse First Boston Mortgage Securities, Series 2002-CKN2, Class A3
76,098	6.133%, 04/15/37	76,204
	Extended Stay America Trust, Series 2010-ESHA, Class A (1)
954,087	2.951%, 11/05/27	970,236
	LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A4
169,449	4.960%, 12/15/31	173,914
	LSTAR Commercial Mortgage Trust, Series 2001-1, Class B (1) (2)
110,000	5.689%, 06/25/43	111,047
	Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4
310,120	5.619%, 07/12/34	311,616

Principal Amount ($)		Value $

	Morgan Stanley Capital I, Series 2003-T11, Class A4
650,815	5.150%, 06/13/41	676,164
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $2,956,934)	3,057,375

	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
	AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2
435,000	0.910%, 10/08/15 (3) (4)	434,976
	BCAP LLC Trust, Series 2010-RR7, Class 4A2
83,145	5.000%, 04/26/20	86,332
	BCAP LLC Trust, Series 2010-RR9 Class 2A11
190,714	6.158%, 09/26/35 (1) (2)	192,122
	Impac CMB Trust, Series 2004-10, Class 4A1
84,211	0.646%, 03/25/35 (2)	78,030
	Impac CMB Trust, Series 2005-4, Class 2A2
217,376	0.656%, 05/25/35 (2)	172,599
	Impac CMB Trust, Series 2005-6, Class 2A2
171,728	0.676%, 10/25/35 (2)	142,172
	Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10
625,000	2.060%, 01/15/22	634,332
	Residential Accredit Loans, Series 1999-QS4, Class A1
5,093	6.250%, 03/25/14	5,198
	Salomon Brothers Mortgage Securities VII, Series 2001-CPB1, Class A (2)
4,720	2.726%, 12/25/30	4,697
	Sequoia Mortgage Trust, Series 2012-1, Class 1A1
520,000	2.865%, 01/25/42 (2)	520,056
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-1, Class 1A2
379,188	5.500%, 02/25/34	384,865
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,647,982)	2,655,379

	ASSET-BACKED SECURITIES — 2.8%
	BA Credit Card Trust, Series 2010-A1, Class A1 (2)
335,000	0.585%, 09/15/15	336,033
	Chase Issuance Trust, Series 2008-A13, Class A13 (2)
335,000	2.046%, 09/15/15	342,655
	Citibank Omni Master Trust, Series 2009-A8, Class A8 (1) (2)
455,000	2.390%, 05/16/16	457,436
	CNH Equipment Trust, Series 2011-A, Class A4
405,000	2.040%, 10/17/16	416,854
	Discover Card Master Trust, Series 2009-A1, Class A1 (2)
335,000	1.585%, 12/15/14	336,625
	MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10 (2)
165,000	0.345%, 11/16/15	164,988
	Nelnet Student Loan Trust, Series 2010-4A, Class A (1) (2)
239,262	1.076%, 04/25/46	238,504
	Wachovia Auto Owner Trust, Series 2008-A, Class A4B (2)
170,628	1.431%, 03/20/14	171,163
	TOTAL ASSET-BACKED SECURITIES (Cost $2,454,574)	2,464,258

	MUNICIPAL BONDS — 1.0%
	California — 0.2%
140,000	State of California, GO
	7.550%, 04/01/39	187,817

	Georgia — 0.3%
210,000	Municipal Electric Authority of Georgia, RB
	6.637%, 04/01/57	245,941

	New York — 0.1%
75,000	Metropolitan Transportation Authority, RB
	6.814%, 11/15/40	98,575

	South Carolina — 0.2%
218,889	South Carolina Student Loan, RB (2)
	0.777%, 01/25/21	217,565

Principal Amount ($)/Shares		Value $

	Utah — 0.2%
170,000	State of Utah, GO
	3.539%, 07/01/25	179,748
	TOTAL MUNICIPAL BONDS (Cost $861,121)	929,646

	SOVEREIGN GOVERNMENT — 0.6%
	Province of New Brunswick, Canada
370,000	2.750%, 06/15/18	391,929
	Province of Quebec, Canada
95,000	2.750%, 08/25/21	96,368
	TOTAL SOVEREIGN GOVERNMENT (Cost $463,626)	488,297

	SHORT-TERM INVESTMENT (6) — 3.0%
2,704,983	JPMorgan Prime Money Market Fund, 0.120% (Cost $2,704,983)	2,704,983
	TOTAL INVESTMENTS — 106.3% (Cost $91,779,065)*	94,567,796
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%	(5,612,607)
	NET ASSETS — 100%	$88,955,189

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2012, the value of these securities amounted to $16,866,855, representing 19.0% of the net assets of the Fund.

(2)	Variable Rate Security — Rate disclosed is as of January 31, 2012
(3)	Security considered illiquid. On January 31, 2012 the value of these securities amounted to $1,881,297 representing 2.1% of the net assets of the Fund.
(4)	Security is fair valued.
(5)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(6)	The rate shown represents the 7-day current yield as of January 31, 2012.
(7)	Securities, or a portion of these securities, have been pledged as collateral on open derivative positions and mortgage dollar rolls.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

* At January 31, 2012, the tax basis cost of the Fund’s investments was $91,779,065 and the unrealized appreciation and depreciation were $2,898,572 and $(109,841), respectively.

A summary of the open futures contracts held by the Fund at January 31, 2012, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Australian 10-Year Bond	12	Mar-2012	$11,021
Canadian 10-Year Bond	19	Mar-2012	44,677
U.S. 10-Year Treasury Note	(16)	Mar-2012	(30,892)
U.S. 2-Year Treasury Note	128	Apr-2012	12,807
U.S. 5-Year Treasury Note	(95)	Apr-2012	(651)
U.S. Long Treasury Bond	(5)	Mar-2012	(5,360)
U.S. Ultra Long Treasury Bond	20	Mar-2012	28,715
			$60,317

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD & Currency Fund

Schedule of Investments

January 31, 2012 (unaudited)

Principal Amount †		Value $

	FOREIGN GOVERNMENT BONDS — 52.2%
	Czech Republic Government Bond
9,400,000	3.700%, 06/16/13	502,761
11,000,000	2.800%, 09/16/13	580,854
	Indonesia Treasury Bond
1,900,000,000	12.500%, 03/15/13	231,309
	Malaysia Government Bond
625,000	3.702%, 02/25/13	207,403
	Mexico Cetes
83,000,000	5.795%, 12/13/12 (1)	612,500
80,000,000	4.515%, 08/23/12 (1)	598,548
85,000,000	3.852%, 09/20/12 (1)	633,713
	Poland Government Bond
720,000	5.250%, 04/25/13	225,014
1,340,000	5.000%, 10/24/13	418,206
	Singapore Government Bond
150,000	3.625%, 07/01/14	128,766
600,000	2.500%, 10/01/12	484,150
700,000	2.250%, 07/01/13	572,217
730,000	1.625%, 04/01/13	589,412
	South Africa Government Bond
1,400,000	10.500%, 12/21/26	214,693
1,700,000	7.500%, 01/15/14	223,994
	Thailand Government Bond
3,000,000	3.319%, 11/26/14 (2)	96,924
1,500,000	2.992%, 01/29/14 (2)	48,406
	Thailand Government Index Linked Bond
1,500,000	1.200%, 07/14/21	50,920
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $6,155,217)	6,419,790

	U.S. TREASURY OBLIGATIONS — 40.4%
	United States Treasury Bills (1)(3)
220,000	0.066%, 07/19/12	219,920
300,000	0.058%, 07/12/12	299,899
250,000	0.041%, 06/28/12	249,927
900,000	0.036%, 06/14/12	899,774
900,000	0.031%, 06/07/12	899,794
900,000	0.026%, 05/31/12	899,813
600,000	0.020%, 05/17/12	599,899
900,000	0.020%, 05/24/12	899,838
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,969,423)	4,968,864

Shares

	SHORT-TERM INVESTMENT (4) — 0.5%
62,198	JPMorgan Prime Money Market Fund, 0.120% (Cost $62,198)	62,198
	TOTAL INVESTMENTS — 93.1% (Cost $11,186,838)*	11,450,852
	OTHER ASSETS LESS LIABILITIES — 6.9%	849,254
	NET ASSETS — 100%	$12,300,106

†	In local currency

(1)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(2)	Variable Rate Security — Rate disclosed is as of January 31, 2012
(3)	Securities, or a portion of these securities, have been pledged as collateral on open derivative positions.
(4)	The rate shown represents the 7-day current yield as of January 31, 2012.

* At January 31, 2012, the tax basis cost of the Fund’s investments was $11,186,838, and the unrealized appreciation and depreciation were $265,852 and $(1,838), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2012, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	3/20/12	IDR	2,100,000,000	USD	226,335	$(6,503)
Barclays Capital	3/20/12	MYR	635,000	USD	198,593	(9,632)
Barclays Capital	3/20/12	THB	6,000,000	USD	189,909	(3,554)
Barclays Capital	4/19/12	USD	31,629	CNY	200,000	60
Barclays Capital	4/30/12	ZAR	364,730	USD	46,268	189
Citigroup Global Markets	3/19/12	SGD	100,000	USD	77,051	(2,474)
Citigroup Global Markets	3/19/12	USD	42,381	JPY	3,250,000	296
Citigroup Global Markets	3/21/12	CZK	1,000,000	USD	49,444	(2,256)
HSBC	4/30/12	ZAR	1,272,009	USD	161,457	757
JPMorgan	3/19/12	USD	220,719	PLN	734,000	5,783
JPMorgan	3/19/12-3/21/12	CZK	18,500,000	USD	951,251	(5,213)
JPMorgan	3/19/12-4/12/12	SGD	2,000,000	USD	1,530,641	(59,875)
JPMorgan	3/19/12-4/13/12	PLN	2,780,000	USD	792,977	(64,719)
JPMorgan	3/20/12	USD	108,959	MXP	1,440,000	1,100
JPMorgan	3/20/12-4/13/12	MXP	26,720,000	USD	1,920,926	(120,981)
JPMorgan	4/30/12	ZAR	1,783,261	USD	218,789	(6,501)
Morgan Stanley	3/20/12	USD	110,033	MXP	1,450,000	791
State Street Bank	2/21/12-4/19/12	USD	600,063	CNY	3,840,000	8,421
State Street Bank	3/19/12	USD	301,189	JPY	23,400,000	6,079
State Street Bank	3/21/12	CZK	1,400,000	USD	70,168	(2,213)
State Street Bank	4/12/12	SGD	130,000	USD	100,916	(2,482)
Standard Bank	4/19/12	USD	33,349	CNY	210,000	(76)
						$(263,003)

CNY — Chinese Yuan

CZK — Czech Koruna

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXP — Mexican Peso

MYR — Malaysian Ringgit

PLN — Polish Zloty

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

ZAR— South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2012 (unaudited)

The following is a summary of the inputs used as of January 31, 2012, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$192,346,203	$—	$—	$192,346,203
Short-Term Investment	19,618,172	—	—	19,618,172

Total Investments in Securities	$211,964,375	$—	$—	$211,964,375

Schroder Emerging Market Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (2)(3)	$315,413,558	$—	$—	$315,413,558

Preferred Stock
Brazil	32,049,936	—	—	32,049,936

Equity-Linked Warrants
Russia	—	5,009,353	—	5,009,353

Short-Term Investment	15,414,349	—	—	15,414,349

Total Investments in Securities	$362,877,843	$5,009,353	$—	$367,887,196

Schroder International Multi-Cap Value Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (3)(4)
Australia	$1,009,155	$—	$—	$1,009,155
Austria	150,418	—	—	150,418
Belgium	262,311	—	—	262,311
Bermuda	210,442	—	—	210,442
Brazil	88,809	—	—	88,809
Canada	1,258,720	—	—	1,258,720
China	349,679	—	—	349,679
Cyprus	21,704	—	—	21,704
Czech Republic	24,248	—	—	24,248
Denmark	192,124	—	—	192,124
Finland	251,981	—	—	251,981
France	817,087	—	—	817,087
Gabon	47,611	—	—	47,611
Germany	544,892	—	—	544,892
Greece	71,792	—	—	71,792
Guernsey	50,191	—	—	50,191
Hong Kong	822,384	—	1,032	823,416
Hungary	20,419	—	—	20,419
Indonesia	172,776	—	—	172,776
Ireland	44,141	—	—	44,141
Israel	268,656	—	—	268,656
Italy	510,874	—	—	510,874
Japan	3,244,740	—	—	3,244,740
Luxembourg	51,934	—	—	51,934
Malaysia	126,681	—	—	126,681
Malta	—	—	—	—
Mexico	74,819	—	—	74,819
Netherlands	632,998	—	—	632,998
New Zealand	14,397	—	—	14,397
Norway	500,866	—	—	500,866
Philippines	126,147	—	—	126,147
Poland	81,981	—	—	81,981
Portugal	51,601	—	—	51,601
Russia	49,855	—	—	49,855
Singapore	596,327	—	—	596,327
South Africa	241,243	—	—	241,243
South Korea	263,715	—	—	263,715
Spain	364,182	—	—	364,182
Sweden	446,528	—	—	446,528
Switzerland	657,910	—	—	657,910
Taiwan	621,499	—	—	621,499
Thailand	224,506	—	—	224,506
Turkey	132,565	—	—	132,565
United Kingdom	2,971,076	—	—	2,971,076
Total Common Stock	18,665,984	—	1,032	18,667,016

Preferred Stock (2)	221,534	—	—	221,534

Short-Term Investment	288,444	—	—	288,444

Total Investments in Securities	$19,175,962	$—	$1,032	$19,176,994

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards — Unrealized Appreciation	$—	12,958	—	12,958
Forwards — Unrealized Depreciation	—	(23,727)	—	(23,727)

Total Other Financial Instruments	$—	$(10,769)	—	$(10,769)

Schroder Total Return Fixed Income Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$38,010,895	$—	$38,010,895
U.S. Government Mortgage-Backed Obligations	—	29,488,127	—	29,488,127
U.S. Treasury Obligations	—	14,768,836	—	14,768,836
Commercial Mortgage-Backed Obligations	—	3,057,375	—	3,057,375
Collateralized Mortgage Obligations	—	2,655,379	—	2,655,379
Asset-Backed Securities	—	2,464,258	—	2,464,258
Municipal Bonds	—	929,646	—	929,646
Sovereign Government	—	488,297	—	488,297
Short-Term Investment	2,704,983	—	—	2,704,983

Total Investments in Securities	$2,704,983	$91,862,813	$—	$94,567,796

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures — Unrealized Appreciation	$97,220	$—	$—	$97,220
Futures — Unrealized Depreciation	(36,903)	—	—	(36,903)

Total Other Financial Instruments	$60,317	$—	$—	$60,317

Schroder Absolute Return EMD & Currency Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Foreign Government Bond	$—	$6,419,790	$—	$6,419,790
U.S. Treasury Obligations	—	4,968,864	—	4,968,864
Short-Term Investment	62,198	—	—	62,198

Total Investments in Securities	$62,198	$11,388,654	$—	$11,450,852

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$23,476	$—	$23,476
Forwards — Unrealized Depreciation	—	(286,479)	—	(286,479)

Total Other Financial Instruments	$—	$(263,003)	$—	$(263,003)

(1)        There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)        All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)        The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

(4)        A transfer between Level 1 and Level 3 occurred during the reporting period. The transfer into Level 3 was due to changes in the availability of observable inputs used to determine fair value. A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. .

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2011 through January 31, 2012 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 26, 2012

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 26, 2012

*     Print the name and title of each signing officer under his or her signature.